Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions
28.	Related party transactions

The related parties of the Company are Panatone Finvest Limited and the Government of India (Principal Owners), Tata Sons Limited (Beneficial Owner), subsidiaries of Tata Sons Limited, equity method investees and the Company’s principal officers and directors. The Company routinely enters into transactions with some of its related parties, such as providing and receiving telecommunication services, incurring network and transmission costs, and paying license fees. Transactions and balances with its own subsidiaries are eliminated on consolidation.

The following table summarizes the related party transactions and balances included in the financial statements:

	Years ended March 31,
	Beneficial Owner and Subsidiaries			Principal Owners			Equity Method Investees			Total
	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013	2013
	(In millions)
Nature of transactions	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	(US$)
Revenues from telecommunication services:-
Global Voice Solutions (including Rs. 786 million, Rs. 815 million and Rs. 1,119 million for fiscals 2011, 2012 and 2013 respectively from Tata Teleservices Ltd.)	1,168	1,069	1,421	—	—	—	473	83	30	1,641	1,152	1,451	27
Global Data and Managed Services (including Rs. 487 million, Rs. 783 million and Rs. 1,383 million for fiscals 2011, 2012 and 2013 respectively from Tata Teleservices Ltd.)	2,323	2,913	4,221	—	—	—	643	115	12	2,966	3,028	4,233	78

Revenues from telecommunication services total	3,491	3,982	5,642	—	—	—	1,116	198	42	4,607	4,180	5,684	105

Interest income	—	—	—	—	—	—	707	163	—	707	163	—	—
Interest expense	—	111	—	—	—	—	—	—		—	111	—	—
Network and transmission costs :-
Global Voice Solutions (including Rs. 394 million, Rs. 522 million Rs. 1,677 million for fiscals 2011, 2012 and 2013 respectively from Tata Teleservices Ltd.)	494	621	1,734	—	—	—	1,344	793	345	1,838	1,414	2,079	38
Global Data and Managed Services (including Rs. 550 million, Rs. 917 million and Rs. 679 million for fiscals 2011, 2012 and 2013 respectively from Tata Teleservices Ltd.)	1,164	1,841	1,694	—	—	—	212	32	—	1,376	1,873	1,694	31

Network and transmission costs total	1,658	2,462	3,428	—	—	—	1,556	825	345	3,214	3,287	3,773	69

	Year ended March 31,
	Beneficial Owner and Subsidiaries			Principal Owners			Equity Method Investees			Total
	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013	2013
	(In millions)
Nature of transactions	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	(US$)
License fees	—	—	—	653	841	928	—	—	—	653	841	928	17

Loans given	—	—	—	—	—	—	3,110	765	—	3,110	765	—	—

Advances given	567	103	2	—	—	—	—	—	—	567	103	2	—

Advances recovered	573	15	91	—	—	—	—	—	—	573	15	91	2

Advance received	—	201	3	—	—	—	—	—	—	—	201	3	—

Advance repaid	—	—	195	—	—	—	—	—	—	—	—	195	4

Dividends paid	—	81	81	—	326	326	—	—	—	—	407	407	7

Other non-operating income, net	88	51	126	—	—	—	—	—	—	88	51	126	2

Other operating costs	577	1,582	2,153	—	—	—	10	9	—	587	1,591	2,153	39
Purchase of property, plant & equipments	265	102	1,023	—	—	—	—	—	—	265	102	1,023	19
Sale of property, plant & equipments	—	—	5	—	—	—	—	—	—	—	—	5	—
Purchase of additional ownership interest in subsidiary	—	—	921	—	—	—	—	—	—	—	—	921	17
Investment in equity method investee	—	—	—	—	—	—	530	255	—	530	255	—	—
Return of investment from equity method investee	—	—	—	—	—	—	—	—	58	—	—	58	1
Advances for additional ownership interest and preference stock	—	—	—	—	—	—	455	—	—	455	—	—	—

Year End Balances	As of March 31
	Beneficial Owner and Subsidiaries		Principal Owners		Equity Method Investees		Total
	2012	2013	2012	2013	2012	2013	2012	2013	2013
	(In millions)
	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	(US$)
Accounts receivables (including Rs. 642 million and Rs. 334 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	1,464	1,545	—	—	8	5	1,472	1,550	28
Accounts payable (including Rs. 345 million and Rs. 1,289 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	1,023	2,267	—	—	159	57	1,182	2,324	43
Advances given (including Rs. 90 million and Rs. 79 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	92	269	—	—	—	—	92	269	5
Other Current Assets	—	—	6	6	—	—	6	6	—

Prepaid expenses and other current assets total	92	269	6	6	—	—	98	275	5

Other non-current assets (License fee paid under protest)	—	—	2,899	1,741	—	—	2,899	1,741	32
Advance received (including Rs. 201 million and Rs. Nil for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	201	57	—	—	—	—	201	57	1
Unearned revenues (including Rs. 356 million and Rs. Nil for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	716	707	—	—	—	—	716	707	13

License fees payable	—	—	635	642	—	—	635	642	12

Accrued expenses and other current liabilities Total	917	764	635	642	—	—	1,552	1,406	26

Interest received relating to license fees litigation	—	—	—	1,104	—	—	—	1,104	20

License fees payable	—	—	1,741	1,741	—	—	1,741	1,741	32

Other non-current liabilities total	—	—	1,741	2,845	—	—	1,741	2,845	52